Comprehensive Income (Components of Net Unrealized Appreciation Depreciation of Balances Carried at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Comprehensive Income Net Of Tax [Line Items]
Fixed maturity securities available-for-sale	$ 21,474,136		$ 22,291,614
Other invested assets	1,324,960		1,159,543
Deferred policy acquisition costs	3,517,796		3,619,274
Accumulated Other Comprehensive Income Loss Change In Component During Period	(1,524,866)		705,021		1,043,844
Change In Net Unrealized Appreciation Depreciation [Member]
Comprehensive Income Net Of Tax [Line Items]
Fixed maturity securities available-for-sale	(1,528,773)		713,778		1,058,505
Other invested assets	(12,274)	[1]	6,181	[1]	(7,213)	[1]
Effect On Unrealized Appreciation Depreciation [Member]
Comprehensive Income Net Of Tax [Line Items]
Deferred policy acquisition costs	$ 16,181		$ (14,938)		$ (7,448)

[1]	Includes cash flow hedges. See Note 5 - “Derivative Instruments” for additional information on cash flow hedges.